Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Summary of segment information

	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2023
Revenues	44,442	101,376	110,310	256,127	—	256,127
Segment Adjusted EBITDA	7,450	26,544	7,537	41,530	(10,133)	31,397
Segment Adjusted EBITDA %	16.8%	26.2%	6.8%	16.2%		12.3%
For the year ended December 31, 2022
Revenues	43,688	84,846	103,489	232,023	—	232,023
Segment Adjusted EBITDA	1,514	18,822	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	3.5%	22.2%	8.0%	12.3%		8.2%
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%		15.8%

Schedule of segment EBITDA reconciliation with the consolidated net profit (loss)

	For the year ended December 31,
in 000€	2023	2022	2021
Net profit (loss) for the year	6,695	(2,153)	13,145
Share in loss of joint venture	—	—	—
Income taxes	78	975	591
Financial income	(5,019)	(6,114)	(5,620)
Financial expenses	3,865	4,420	4,101
Operating (loss)/ profit	5,619	(2,872)	12,217
Impairments	4,228	—	177
Other operating income (expense)	(3,077)	(2,693)	(3,527)
Corporate headquarter costs	10,464	9,504	10,317
Corporate research and development	2,785	2,600	2,948
Depreciation, amortization and impairment	21,511	22,026	20,516
Segment Adjusted EBITDA	41,530	28,565	42,649

Schedule of revenue by geographical area

	As of December 31,
in 000€	2023	2022	2021
United States of America	90,350	79,380	69,140
Americas other than USA	7,049	7,544	6,297
Belgium	8,265	7,407	6,947
Germany	33,172	30,039	20,442
France	19,053	16,237	12,964
Switzerland	20,780	16,918	13,643
United Kingdom	15,153	11,062	8,836
Italy	11,412	8,124	6,520
Netherlands	7,977	6,621	7,310
Other Europe	22,928	28,731	33,816
Asia Pacific	19,988	19,960	19,535
Total	256,127	232,023	205,450

Schedule of total non-current assets other than financial instruments and deferred tax assets by geographical area

	As of December 31,
in 000€	2023	2022	2021
United States of America (USA)	12,329	12,048	4,237
Americas other than USA	3,023	3,812	3,276
Belgium	85,150	91,690	67,865
Germany	61,520	60,374	55,712
Poland	12,000	11,640	12,756
Rest of Europe	8,024	8,591	10,019
Asia-Pacific	1,578	2,012	1,739
Total	183,625	190,167	155,604